ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of components of acquired intangible assets, net

	December 31,
	2013				2014
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	59	(59)	—	—	59	(59)	—	—
Favorable lease	2,460	(2,432)	67	95	2,460	(2,526)	66	—

Total intangible assets with definite lives	2,519	(2,491)	67	95	2,519	(2,585)	66	—
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328	—	29	2,357	2,328	—	18	2,346

Total	4,847	(2,491)	96	2,452	4,847	(2,585)	84	2,346